NUVEEN WINSLOW LARGE-CAP GROWTH FUND

SUPPLEMENT DATED JUNE 5, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED NOVEMBER 29, 2013

The following intermediary is added to the section “Purchase and Redemption of Fund Shares—Intermediaries Receiving Additional Payments”:

Columbia Management Investment Advisers, LLC

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-WINSAI-0614P